CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions		Attributable to owners of the Company - Total	Stated capital	Accumulated losses	Other reserves	Non-controlling interests	Total
Beginning balance, Equity at Dec. 31, 2023	[1]	$ 91.2	$ 5,394.8	$ (5,312.0)	$ 8.4	$ 237.5	$ 328.7
Exercise of share options			4.4		(4.4)
Share-based payment expense		8.1			8.1		8.1
Total transactions with owners		8.1	4.4		3.7		8.1
Income/(loss) for the period		(1,674.4)		(1,674.4)		(7.2)	(1,681.6)
Other comprehensive income/(loss)		1,064.1			1,064.1	(27.6)	1,036.5
Total comprehensive (loss)/income		(610.3)		(1,674.4)	1,064.1	(34.8)	(645.1)
Ending balance, Equity at Jun. 30, 2024	[1]	(511.0)	5,399.2	(6,986.4)	1,076.2	202.7	(308.3)
Beginning balance, Equity at Dec. 31, 2024	[1]	(473.2)	5,403.1	(6,944.0)	1,067.7	158.8	(314.4)	[2]
Exercise of share options			16.6		(16.6)
Share-based payment expense		14.0			14.0		14.0
Total transactions with owners		14.0	16.6		(2.6)		14.0
Income/(loss) for the period		68.5		68.5		(5.5)	63.0
Other comprehensive income/(loss)		119.9			119.9	19.1	139.0
Total comprehensive (loss)/income		188.4		68.5	119.9	13.6	202.0
Ending balance, Equity at Jun. 30, 2025		$ (270.8)	$ 5,419.7	$ (6,875.5)	$ 1,185.0	$ 172.4	$ (98.4)

[1]	Revised for a correction to Property, plant and equipment (see note 21).
[2]	Revised for corrections to Property, plant and equipment and Trade and other payables (see note 21).